Loans Receivable	12 Months Ended
Dec. 31, 2025
Loans Receivable [Abstract]
LOANS RECEIVABLE

NOTE 7 – LOANS RECEIVABLE

As of December 31, 2025 and 2024, loans receivable consisted of the following.

	2025	2024

Guangxi Beihengda Mining Co., Ltd. (1)	$5,290,930	$5,068,979
Beijing Liansheng Innovation Technology Co., Ltd (2)	285,996	273,999
Guangzhou Ruilide Information System Co., Ltd (3)	443,294	-
Xinjiang New Thai Hua Construction Engineering Co., Ltd (4)	285,996	-
Total loan receivable	6,306,216	5,342,978
Less: current portion	6,020,220	958,996
Non-current loan receivable	$285,996	$4,383,982

(1)	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,289,943), RMB3,000,000 ($428,994) and RMB7,000,000 ($1,000,987) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 ($4,289,943) loan was extended to January 21, 2028. The RMB7,000,000 ($1,000,987) loan was extended to June 14, 2028. The RMB3,000,000 ($428,994) loan was repaid in August 2022 with interest of RMB120,000 ($17,160). The change in the carrying value of these outstanding loans from $5,068,979 as of December 31, 2024 to $5,290,930 as of December 31, 2025 was due mainly to currency translation. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.

In March 2026, the Company, Guangxi Beihengda Mining Co., Ltd. (“Guangxi Beihengda”), and Beijing Baihengda Petroleum Technology Co., Ltd (“Beijing Baihengda”) entered into an agreement that Guangxi Beihengda assumed the Company’s loan payable and the corresponding interest payable owed to Beijing Baihengda. In March 2026, Guangxi Beihengda settled the obligations by remitting to the Company the principal of RMB18,500,000 ($2,645,465) and interest of RMB1,665,000 ($238,092).

(2)	On January 17, 2024, the Company provided a loan of RMB2,000,000 ($285,996) with 1.0% per month interest to Beijing Liansheng Innovation Technology Co., Ltd for six months, maturing on July 16, 2024 for its operating activities. The maturity date of the loan was first extended in July 2024 to January 16, 2025, then extended in January 2025 to January 16, 2026, and subsequently extended in January 2026 to January 16, 2027.

(3)

On April 29, 2025, the Company provided a loan of RMB3,000,000 ($428,994) with 1.0% per month interest to Guangzhou Ruilide Information System Co., Ltd (“Ruilide”) for two months, maturing on June 28, 2025. The loan was restricted for its operating activities. Ruilide repaid RMB1,000,000 ($142,998) in June 2025, and RMB500,000 ($71,499) in July 2025. The remaining RMB1,500,000 ($214,497) loan was extended to May 31, 2026.

On August 26, 2025, the Company provided a loan of RMB1,600,000 ($228,797) with 1.0% per month interest to Ruilide, maturing on May 31, 2026. The loan was restricted for its operating activities.

On April 2, 2026, RMB3,100,000 ($443,294) was paid to the Company.

(4)	On August 5, 2025, the Company provided a loan of RMB2,000,000 ($285,996) with 1.0% per month interest to Xinjiang New Thai Hua Construction Engineering Co., Ltd for six months, maturing on February 4, 2026. The maturity date of the loan was extended to July 27, 2026.

Interest income for the loans for the years ended December 31, 2025, 2024 and 2023 was $659,221, $880,044 and $909,362, respectively.